Acquisitions (Tables)	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Summary of allocation of the purchase price to assets

The allocation of the purchase price to assets based upon fair value determinations was as follows:

Cash	$2,240
Related Party Payable	(42,380)
Accrued Salary	(82,565)
Total Net Liabilities Assumed	$(122,705)

Summary of purchase price	The purchase price consisted of the following:
Total Net Liabilities Assumed	$122,705
Common Stock	731,250
Total Compensation Expense and Purchase Price	$853,955

Summary of identifiable assets acquired and liabilities assumed

According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

Assets, net	$34,708
Customer Lists	77,295
Intellectual Property	30,842
Trademarks	19,475
Goodwill	1,317,680
Total Assets Acquired	$1,480,000

Schedule of purchase price	The purchase price consisted of the following:
Convertible note payable – related party	$400,000
Common Stock	1,080,000
Total Purchase Price	$1,480,000

Supplemental pro forma results of operations

The unaudited supplemental pro forma results of operations of the combined entities had the dates of the acquisitions been March 1, 2016 is as follows:

Combined Pro Forma:
For Fiscal Years
2017
Revenues	$333,879

Cost of revenues	475,308

Gross profit (loss)	(141,429)

Operating expenses:
Selling, general and administrative expenses	5,323,560

Loss from operations	(5,464,989)

Other income (expense)	(1,744,049)

Net loss	$(7,209,038)

Weighted average number of common shares
Outstanding – basic and fully diluted	44,840,743

Net loss per share – basic and fully diluted	$(0.16)

Purchase price to assets based upon fair value determinations	The allocation of the purchase price to assets based upon fair value determinations was as follows:
Non-compete agreements	$700
Customer Lists	66,800
Total Assets Acquired	$67,500

Purchase price consisted of fair value determinations	The purchase price consisted of the following:
Cash	$7,500
Common Stock	60,000
Total Purchase Price	$67,500

Comencia, Inc. Acquisition [Member]
Summary of identifiable assets acquired and liabilities assumed

Cash	11,989
Other assets	13,115
Total assets	25,104

Accrued expenses	(12,741)
Long-term payables	(52,422)
Total liabilities	(65,163)

Customer Lists	33,000
Intellectual Property	48,800
Trademarks	7,000
Total intangibles	88,800

Total assets acquired, net	48,741
Additional consideration given as compensation expense	701,259
Total consideration	750,000

According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

Cash	11,989
Other assets	13,115
Total assets	25,104

Accrued expenses	(12,741)
Long-term payables	(52,422)
Total liabilities	(65,163)

Customer Lists	33,000
Intellectual Property	48,800
Trademarks	7,000
Total intangibles	88,800

Total assets acquired, net	48,741
Additional consideration given as compensation expense	701,259
Total consideration	750,000

Supplemental pro forma results of operations

Combined Pro Forma:
For Fiscal Quarter
2018
Revenues	$111,300

Cost of revenues	120,448

Gross profit (loss)	(9,148)

Operating expenses:
Selling, general and administrative expenses	1,082,168

Loss from operations	(1,092,624)

Other income (expense)	9,724

Net loss	$(1,101,348)

Weighted average number of common shares
Outstanding – basic and fully diluted	55,059,804

Net loss per share – basic and fully diluted	$(0.02)

The unaudited supplemental pro forma results of operations of the combined entities had the date of the acquisition been March 1, 2017 or March 1, 2016 are as follows:

	Combined Pro Forma:
	For Fiscal Years
	2018	2017
Revenues	$367,923	$251,713

Cost of revenues	1,053,184	562,216

Gross profit (loss)	(685,261)	(310,503)

Operating expenses:
Selling, general and administrative expenses	7,454,580	5,218,597

Loss from operations	(8,139,841)	(5,529,100)

Other income (expense)	(2,096,091)	(1,744,049)

Net loss	$(10,235,932)	$(7,273,149)

Weighted average number of common shares
Outstanding – basic and fully diluted	61,786,169	44,840,743

Net loss per share – basic and fully diluted	$(0.17)	$(0.16)

Purchase price to assets based upon fair value determinations
Common stock	750,000
Total purchase price	750,000
The purchase price consisted of the following:
Common stock	750,000
Total purchase price	750,000

Congo Ltd. Acquisition [Member]
Summary of identifiable assets acquired and liabilities assumed

Developed Technology, Platform and code base	420,000
Developed Technology, New code base and databases	432,000
Assembled Workforce	35,000
Goodwill	78,000
Total intangibles and goodwill	965,000

Total assets acquired, net	965,000

According to the replacement cost method of accounting, the Company recognized the identifiable assets acquired as follows:

Developed Technology, Platform and code base	420,000
Developed Technology, New code base and databases	432,000
Assembled Workforce	35,000
Goodwill	78,000
Total intangibles and goodwill	965,000

Total assets acquired, net	965,000

Purchase price to assets based upon fair value determinations
Common stock	840,000
Cash consideration	75,000
Earnest money	50,000
Total purchase price	965,000
The purchase price consisted of the following:
Common stock	840,000
Cash consideration	75,000
Earnest money	50,000
Total purchase price	965,000

CityInformation [Member]
Summary of identifiable assets acquired and liabilities assumed

Developed Technology, App Portfolio	250,000
Developed Technology, App Handles	135,000
Assembled Workforce	40,000
Goodwill	396,667
Total intangibles and goodwill	821,667

Total assets acquired, net	821,667

According to the replacement cost method of accounting, the Company recognized the identifiable assets acquired as follows:

Developed Technology, App Portfolio	250,000
Developed Technology, App Handles	135,000
Assembled Workforce	40,000
Goodwill	396,667
Total intangibles and goodwill	821,667

Total assets acquired, net	821,667

Purchase price to assets based upon fair value determinations
Common stock	821,667
Total purchase price	821,667
The purchase price consisted of the following:
Common stock	821,667
Total purchase price	821,667